Steven I. Koszalka Secretary American Funds Target Date Retirement Series 333 South Hope Street Los Angeles, California 90071-1406 (213) 486-9447 siik@capgroup.com

October 18, 2019

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Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	American Funds Target Date Retirement Series
File No. 333-138648 and No. 811-21981

Dear Sir or Madam:

On behalf of American Funds Target Date Retirement Series (the “Series”), we hereby file Post-Effective Amendment No. 33 under the Securities Act of 1933 (the “1933 Act”) and Amendment No. 35 under the Investment Company Act of 1940 to the Series’ Registration Statement on Form N-1A (such amendments, collectively, the “Amendment”).

The Amendment is being filed pursuant to paragraph (a)(2) of Rule 485 of the 1933 Act due to the addition of a new fund to the Series: American Funds 2065 Target Date Retirement Fund (the “New Fund”). We propose that the New Fund becomes effective on January 1, 2020, and undertake to file a subsequent Post-Effective Amendment pursuant to paragraph (b) of Rule 485 prior to January 1 in order to update certain data and exhibits for the New Fund.

If you have any questions about the enclosed, please telephone Clara Kang at 213/486-9108 or me at 213/486-9447.

Sincerely,

/s/ Steven I. Koszalka

Steven I. Koszalka

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